New accounting pronouncements (Tables)	12 Months Ended
Dec. 31, 2023
New accounting pronouncements
Schedule of impact of IAS 12 on deferred tax assets and liabilities
The effects on note 8 Deferred Tax Assets and Liabilities as of January 1, 2021, December 31, 2021 and December 31, 2022 (increase/(decrease)) are as follows:

	January 1, 2021
In thousands of USD	Before re-presentation	IAS 12 amendment adjustment	After re-presentation
Tax Losses	—	311	311
Tax benefits	125	—	125
Leases	—	3,220	3,220
Deferred tax assets offset	—	(3,531)	(3,531)
Total Deferred tax assets	125	—	125

	December 31, 2021
In thousands of USD	Before re-presentation	IAS 12 amendment adjustment	After re-presentation
Financial assets measured at fair value through PL	517	—	517
Tax Losses	5,783	390	6,173
Tax benefits	665	—	665
Leases	—	2,804	2,804
Others	80	—	80
Deferred tax assets offset	(6,380)	(3,194)	(9,574)
Total Deferred tax assets	665	—	665

	December 31, 2022
In thousands of USD	Before re-presentation	IAS 12 amendment adjustment	After re-presentation
Financial assets measured at fair value through OCI	4,124	—	4,124
Financial assets measured at fair value through PL	973	—	973
Tax Losses	9,313	549	9,862
Tax benefits	699	—	699
Leases	—	3,302	3,302
Deferred tax assets offset	(14,399)	(3,851)	(18,250)
Total Deferred tax assets	710	—	710

	January 1, 2021
In thousands of USD	Before re-presentation	IAS 12 amendment adjustment	After re-presentation
Assets depreciation and amortization	(61)	—	(61)
Leases	—	(3,531)	(3,531)
Deferred tax liabilities offset	—	3,531	3,531
Total Deferred tax liabilities	(61)	—	(61)

	December 31, 2021
In thousands of USD	Before re-presentation	IAS 12 amendment adjustment	After re-presentation
Assets depreciation and amortization	(458)	—	(458)
Unrealized foreign exchange gains - P&L	(5,388)	—	(5,388)
Leases	—	(3,194)	(3,194)
Others	(534)	—	(534)
Deferred tax liabilities offset	6,380	3,194	9,574
Total Deferred tax liabilities	—	—	—

	December 31, 2022
In thousands of USD	Before re-presentation	IAS 12 amendment adjustment	After re-presentation
Assets depreciation and amortization	(987)	—	(987)
Unrealized foreign exchange gains - P&L	(13,876)	—	(13,876)
Leases	—	(3,851)	(3,851)
Others	(435)	—	(435)
Deferred tax liabilities offset	14,399	3,851	18,250
Total Deferred tax liabilities	(899)	—	(899)